Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	SOUTHWEST GAS HOLDINGS, INC.
Entity File Number	001-37976
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3881866
Entity Address, Address Line One	8360 S. Durango Drive
Entity Address, Address Line Two	Post Office Box 98510
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89193-8510
City Area Code	702
Local Phone Number	876‑7237
Title of 12(b) Security	Southwest Gas Holdings, Inc. Common Stock, $1 Par Value
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001692115
Amendment Flag	false
Trading Symbol	SWX